CONSOLIDATED SEGMENT DATA (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Selected information by segment is presented in the following tables for the six months ended June 30, 2023 and 2022.

	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2022 (Unaudited)
Revenues (1)
TIT Segment	$178,401	$122,085
CBT Segment	13,899,608	7,179,437
	$14,078,009	$7,301,522

(1)	Revenues by operating segments exclude intercompany transactions.

	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2022 (Unaudited)
(Loss) income from operations
TIT Segment	$(21,900)	$(593,851)
CBT Segment	516,473	(1,978,538)
Corporate and others (2)	(2,170,806)	(238,071)
(Loss) from operations	(1,676,233)	(2,810,460)
Corporate other income, net	182,254	1,293,765
Corporate interest income	609	1,010
Corporate interest expense	(262,420)	(288,707)
(Loss) before income taxes	(1,755,790)	(1,804,392)
Income tax expense	(34,513)	(4,283)
Income from continuing operations	(1,790,303)	(1,808,675)
Income from discontinued operations	(18,727)	(191,880)
Net loss	(1,809,030)	(2,000,555)
Less: Loss attributable to the non-controlling interest	-	-
Net loss attributable to the Company	$(1,809,030)	$(2,000,555)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the six months ended June 30, 2023 and 2022 are as follows:

	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2022 (Unaudited)
Non-cash employee compensation:
Corporate and others	$1,360,000	$-
	$1,360,000	$-

Depreciation and amortization by segment for six months ended June 30, 2023 and 2022 are as follows:

	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2022 (Unaudited)
Depreciation and amortization:
TIT Segment	$22,380	$23,996
CBT Segment	1,259,306	2,165,574
Corporate and others	7,586	-
	$1,289,272	$2,189,570

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2022 (Unaudited)
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$(12,331)	$(39,372)
CBT Segment	986,240	(360,363)
	$973,909	$(399,735)

	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2022 (Unaudited)
Inventory obsolescence provision:
TIT Segment	$2,455	$60,021
CBT Segment	6,003	103,864
	$8,458	$163,885

Total assets by segment as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023 (Unaudited)	December 31, 2022
Total assets
TIT Segment	$406,379	$254,579
CBT Segment	27,026,021	27,200,882
Assets from discontinued operations	568,367	1,326,265
Corporate and others	377,390	427,089
	$28,378,157	$29,208,815